Loss Per Share - Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares in computation of basic loss per share (in shares)	193,334	193,334	193,334